UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 4175

DREYFUS CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS CASH MANAGEMENT
STATEMENT OF INVESTMENTS
October 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 35.1%	Amount ($)	Value ($)

Alliance & Leicester (London)
3.78%, 3/6/2006	50,000,000	50,000,000
Allied Irish Banks NA (Yankee)
3.78%, 3/6/2006	200,000,000	200,000,000
Banca Intesa (Yankee)
3.85%, 11/7/2005	200,000,000	200,000,000
Banco Bilbao Vizcaya Argenteria (Yankee)
3.79% - 3.80%, 11/2/2005 - 12/12/2005	300,000,000	299,999,436
Barclays Bank (London)
3.80%, 12/13/2005	450,000,000	450,000,000
Barclays Bank (Yankee)
4.08%, 12/27/2005	100,000,000	100,000,000
Calyon (Yankee)
3.85%, 11/7/2005	250,000,000	250,000,000
Calyon (Yankee)
4.08%, 12/28/2005	300,000,000	300,000,000
CIBC (Canadian Imperial Bank of Commerce) (Yankee)
3.68% - 3.85%, 11/10/2005 - 12/7/2005	300,000,000	300,000,000
Credit Suisse (Yankee)
4.09%, 12/28/2005	100,000,000	100,000,000
Eurohypo AG (Yankee)
3.80%, 11/1/2005	200,000,000 [a]	200,000,000
First Tennessee Bank
3.82%, 11/21/2005	130,000,000	130,000,000
Fortis Bank (Yankee)
3.80%, 11/2/2005	125,000,000	125,000,000
Natexis Banques Populares (Yankee)
3.82% - 4.08%, 11/21/2005 - 12/28/2005	385,000,000	384,998,586
Royal Bank of Canada (Yankee)
3.82%, 11/21/2005	400,000,000	400,001,104
Royal Bank of Scotland PLC (Yankee)
3.78%, 3/6/2006	300,000,000	300,000,000
Skandinaviska Enskilda Banken (Yankee)
3.82%, 11/21/2005	50,000,000	50,000,000
Washington Mutual Bank
4.00%, 12/12/2005	300,000,000	300,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,139,999,126)		4,139,999,126

Commercial Paper - 44.6%

ANZ International Ltd.
3.82%, 11/22/2005	10,000,000 [a]	9,977,833
Abbey National N.A.
3.80%, 11/3/2005	500,000,000	499,894,722
Allied Irish Banks N.A.
3.80%, 11/2/2005	275,000,000	274,971,049

Amsterdam Funding Corp.
3.86% - 4.06%, 11/1/2005 - 11/8/2005	178,085,000 [a]	178,036,415
Atlantis One Funding Corp.
3.86%, 11/10/2005	250,000,000 [a]	249,759,375
BNP Paribas Finance Inc.
4.03%, 11/1/2005	100,000,000	100,000,000
Bank of America Corp.
3.82%, 11/21/2005	550,000,000	548,838,889
Beethoven Funding Corp.
3.81% - 3.86%, 11/2/2005 - 11/17/2005	334,512,000 [a]	334,389,229
CBA (DE) Finance Inc.
3.82%, 11/22/2005	34,800,000	34,722,860
CRC Funding
3.70% - 4.09%, 11/1/2005 - 12/20/2005	226,900,000 [a]	226,417,861
CAFCO LLC
3.86%, 11/7/2005	50,000,000 [a]	49,967,917
Deutsche Bank Financial LLC
4.04%, 11/1/2005	300,000,000	300,000,000
Fairway Finance Co. LLC
3.81%, 11/2/2005	77,505,000 [a]	77,496,830
Falcon Asset Securitization Corp.
3.80% - 3.86%, 11/1/2005 - 11/16/2005	176,609,000 [a]	176,512,744
General Electric Co.
3.85% - 4.09%, 11/7/2005 - 12/27/2005	560,000,000	557,371,378
Harrier Finance Funding
3.78%, 3/3/2006	45,000,000 [a]	44,434,225
Intesa Funding LLC
3.80% - 3.86%, 11/2/2005 - 11/7/2005	350,000,000	349,922,924
Mane Funding
3.83%, 11/21/2005	57,683,000 [a]	57,560,904
Morgan Stanley & Co.
3.82%, 11/4/2005	50,000,000	49,984,125
Nationwide Building Society
3.78%, 12/9/2005	100,000,000	99,605,222
Skandinaviska Enskilda Banken
3.78%, 3/2/2006	200,000,000	197,506,056
Solitaire Funding
3.82%, 11/21/2005	20,000,000 [a]	19,957,778
Stadshypotek Delaware Inc.
3.82%, 11/14/2005	18,100,000 [a]	18,075,163
Total
4.02%, 11/1/2005	200,000,000 [a]	200,000,000
Toyota Motor Credit
3.80%, 11/2/2005	100,000,000 [a]	99,989,472
UBS Finance (DE) Inc.
4.00%, 11/1/2005	100,000,000	100,000,000
Westpac Capital Corp.
3.79%, 12/13/2005	350,000,000	348,466,708
Windmill Funding Corp.
4.09%, 12/21/2005	60,000,000 [a]	59,661,250
Total Commercial Paper
(cost $5,263,520,930)		5,263,520,930

Corporate Notes - 3.8%

Fifth Third Bancorp
3.99%, 11/23/2009	200,000,000 [b]	200,000,000
Morgan Stanley
3.85%, 2/3/2011	250,000,000 [b]	250,000,000
Total Corporate Notes
(cost $450,000,000)		450,000,000

U.S. Government Agencies - 2.0%

Federal Home Loan Banks
3.81%, 4/11/2006	235,000,000 [b]	234,937,775
(cost $234,937,775)

Time Deposits - 14.5%

Amsouth Bank (Grand Cayman)
4.00%, 11/1/2005	110,000,000	110,000,000
Branch Banking & Trust Co. (Grand Cayman)
4.00%, 11/1/2005	300,000,000	300,000,000
Chase Manhattan Bank USA (DE) (Grand Cayman)
4.02%, 11/1/2005	200,000,000	200,000,000
Fortis Bank (Grand Cayman)
4.03%, 11/1/2005	200,000,000 [a]	200,000,000
HSH Nordbank (Grand Cayman)
4.03%, 11/1/2005	200,000,000	200,000,000
Manufacturers & Traderstrust Co (Grand Cayman)
4.03%, 11/1/2005	300,000,000	300,000,000
Societe Generale (Grand Cayman)
4.03%, 11/1/2005	200,000,000	200,000,000
State Street Bank & Trust Co. (Grand Cayman)
4.00%, 11/1/2005	210,000,000	210,000,000
Total Time Deposits
(cost $1,720,000,000)		1,720,000,000

Total Investments (cost $11,808,457,831)	100.0%	11,808,457,831
Liabilities, Less Cash and Receivables	0.0%	(2,922,814)
Net Assets	100.0%	11,805,535,017

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At October 31, 2005, these securities amounted to $2,202,236,996 or 18.7% of net assets.
[b] Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)